Employee Benefit Plans Assumptions Used to Determine Net Periodic Pension Benefit Costs (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate		4.50%
Expected long-term rate of return on plan assets	5.25%	5.25%	5.25%
Other Postretirement Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Actuarial Loss Expected to Occur in the Next 12 Months	Insignificant
Discount rate	3.25%	4.00%	3.50%
Minimum | Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	3.50%		3.50%
Projected annual salary increases-pension cost	0.00%	0.00%	0.00%
Projected annual salary increases	0.00%	0.00%	0.00%
Maximum | Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	3.75%		3.75%
Projected annual salary increases-pension cost	3.00%	3.00%	3.00%
Projected annual salary increases	3.00%	3.00%	3.00%